TAXES - Tax payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
TAXES
VAT tax payable	$ 358,792	$ 281,363
Income tax payable	79,167	448,230
Other tax payables	2,435,494	41,360
Total tax payables	$ 2,873,453	$ 770,953